Subsidiaries with material non-controlling interest - Statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 1,156,516	$ 838,362
Non-current assets	4,866,320	4,209,541
Current liabilities	(575,990)	(479,738)
Non-current liabilities	(1,179,381)	(1,008,464)
Total shareholders' equity, net	4,267,465	3,559,701	$ 3,169,211	$ 3,162,941
Shareholders of the Group	4,061,890	3,390,689
Non-controlling interests	205,575	169,012	$ 162,751
Sociedad Minera El Brocal S.A.A
Disclosure of subsidiaries [line items]
Current assets	334,077	213,843
Non-current assets	484,761	467,333
Current liabilities	(154,503)	(117,158)
Non-current liabilities	(151,707)	(148,006)
Total shareholders' equity, net	512,628	416,012
Shareholders of the Group	306,878	246,834
Non-controlling interests	205,750	169,178
Apu Coropuna S.R.L.
Disclosure of subsidiaries [line items]
Current assets	204	178
Non-current assets	1	10
Current liabilities	(47)	0
Non-current liabilities	(740)	(740)
Total shareholders' equity, net	(582)	(552)
Shareholders of the Group	(407)	(386)
Non-controlling interests	$ (175)	$ (166)